Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.21	12.31.20
Non-current
Early retirements payable	-	37
Seniority-based bonus	398	421
Total non-current	398	458

Current
Salaries payable and provisions	4,159	5,181
Social security payable	332	415
Early retirements payable	24	39
Total current	4,515	5,635

Schedule of salaries and social security taxes charged to profit or loss

b.	Salaries and social security taxes charged to profit or loss

	12.31.21	12.31.20	12.31.19
Salaries	11,262	12,293	12,939
Social security taxes	4,380	4,780	5,031
Total salaries and social security taxes	15,642	17,073	17,970